Royalty, stream and working interests - Impairments (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2013	Mar. 31, 2020	Dec. 31, 2019
Royalty, stream and working interests
Carrying value			$ 5,149.3	$ 4,632.1			$ 4,797.8
Impairment reversal amount			75.5
Recoverable amount			218.0			$ 476.7
Sudbury (McCreedy West)
Royalty, stream and working interests
Impairments					$ 107.9
Impairment reversal amount		$ 0.0
Recoverable amount		32.7
Impairment loss		$ 0.0
Agi Dagi
Royalty, stream and working interests
Impairment reversal amount	$ 7.5
Streams
Royalty, stream and working interests
Carrying value			$ 2,623.0	2,653.6			$ 2,804.0
Streams | Mine Waste Solutions
Royalty, stream and working interests
Reversal of impairment loss recognized				9.6
Carrying value				77.2
Recoverable amount				$ 114.8